ALLOWANCE FOR CREDIT LOSSES	12 Months Ended
Dec. 31, 2014
Loans and Leases Receivable, Allowance [Abstract]
ALLOWANCE FOR CREDIT LOSSES
ALLOWANCE FOR CREDIT LOSSES

In millions of dollars	2014	2013	2012
Allowance for loan losses at beginning of period	$19,648	$25,455	$30,115
Gross credit losses	(11,108)	(12,769)	(17,005)
Gross recoveries (1)(2)(3)	2,135	2,306	2,774
Net credit losses (NCLs)	$(8,973)	$(10,463)	$(14,231)
NCLs	$8,973	$10,463	$14,231
Net reserve releases	(1,879)	(1,961)	(1,908)
Net specific reserve releases	(266)	(898)	(1,865)
Total provision for credit losses	$6,828	$7,604	$10,458
Other, net (4)	(1,509)	(2,948)	(887)
Allowance for loan losses at end of period	$15,994	$19,648	$25,455
Allowance for credit losses on unfunded lending commitments at beginning of period (5)	$1,229	$1,119	$1,136
Provision (release) for unfunded lending commitments	(162)	80	(16)
Other, net	(4)	30	(1)
Allowance for credit losses on unfunded lending commitments at end of period (5)	$1,063	$1,229	$1,119
Total allowance for loans, leases, and unfunded lending commitments	$17,057	$20,877	$26,574

(1)	Recoveries have been reduced by certain collection costs that are incurred only if collection efforts are successful.

(2)
2012 includes approximately $635 million of incremental charge-offs related to OCC guidance issued in the third quarter of 2012 (see Note 1 to the Consolidated Financial Statements). There was a corresponding approximately $600 million release in the third quarter of 2012 allowance for loan losses related to these charge-offs. 2012 also includes a benefit to charge-offs of approximately $40 million related to finalizing the impact of this OCC guidance in the fourth quarter of 2012.

(3)
2012 includes approximately $370 million of incremental charge-offs related to previously deferred principal balances on modified loans in the first quarter of 2012. These charge-offs were related to anticipated forgiveness of principal in connection with the national mortgage settlement. There was a corresponding approximately $350 million reserve release in the first quarter of 2012 related to these charge-offs.

(4)
2014 includes reductions of approximately $1.1 billion related to the sale or transfer to held-for-sale (HFS) of various loan portfolios, which includes approximately $411 million related to the transfer of various real estate loan portfolios to HFS, approximately $204 million related to the transfer to HFS of a business in Greece, approximately $177 million related to the transfer to HFS of a business in Spain, approximately $29 million related to the transfer to HFS of a business in Honduras, and approximately $108 million related to the transfer to HFS of various EMEA loan portfolios. Additionally, 2014 includes a reduction of approximately $463 million related to foreign currency translation. 2013 includes reductions of approximately $2.4 billion related to the sale or transfer to held-for-sale of various loan portfolios, which includes approximately $360 million related to the sale of Credicard and approximately $255 million related to a transfer to held-for-sale of a loan portfolio in Greece, approximately $230 million related to a non-provision transfer of reserves associated with deferred interest to other assets which includes deferred interest and approximately $220 million related to foreign currency translation. 2012 includes reductions of approximately $875 million related to the sale or transfer to held-for-sale of various U.S. loan portfolios.

(5)	Represents additional credit loss reserves for unfunded lending commitments and letters of credit recorded in Other liabilities on the Consolidated Balance Sheet.
Allowance for Credit Losses and Investment in Loans at December 31, 2014

In millions of dollars	Corporate	Consumer	Total
Allowance for loan losses at beginning of period	$2,584	$17,064	$19,648
Charge-offs	(427)	(10,681)	(11,108)
Recoveries	139	1,996	2,135
Replenishment of net charge-offs	288	8,685	8,973
Net reserve releases	(133)	(1,746)	(1,879)
Net specific reserve releases	(20)	(246)	(266)
Other	(42)	(1,467)	(1,509)
Ending balance	$2,389	$13,605	$15,994
Allowance for loan losses
Determined in accordance with ASC 450	$2,110	$9,673	$11,783
Determined in accordance with ASC 310-10-35	235	3,917	4,152
Determined in accordance with ASC 310-30	44	15	59
Total allowance for loan losses	$2,389	$13,605	$15,994
Loans, net of unearned income
Loans collectively evaluated for impairment in accordance with ASC 450	$267,271	$350,199	$617,470
Loans individually evaluated for impairment in accordance with ASC 310-10-35	1,485	19,358	20,843
Loans acquired with deteriorated credit quality in accordance with ASC 310-30	51	370	421
Loans held at fair value	5,858	43	5,901
Total loans, net of unearned income	$274,665	$369,970	$644,635

Allowance for Credit Losses and Investment in Loans at December 31, 2013

In millions of dollars	Corporate	Consumer	Total
Allowance for loan losses at beginning of period	$2,776	$22,679	$25,455
Charge-offs	(369)	(12,400)	(12,769)
Recoveries	168	2,138	2,306
Replenishment of net charge-offs	201	10,262	10,463
Net reserve releases	(199)	(1,762)	(1,961)
Net specific reserve releases	(1)	(897)	(898)
Other	8	(2,956)	(2,948)
Ending balance	$2,584	$17,064	$19,648
Allowance for loan losses
Determined in accordance with ASC 450	$2,232	$12,402	$14,634
Determined in accordance with ASC 310-10-35	268	4,633	4,901
Determined in accordance with ASC 310-30	84	29	113
Total allowance for loan losses	$2,584	$17,064	$19,648
Loans, net of unearned income
Loans collectively evaluated for impairment in accordance with ASC 450	$265,230	$368,449	$633,679
Loans individually evaluated for impairment in accordance with ASC 310-10-35	2,222	23,793	26,015
Loans acquired with deteriorated credit quality in accordance with ASC 310-30	117	632	749
Loans held at fair value	4,072	957	5,029
Total loans, net of unearned income	$271,641	$393,831	$665,472

Allowance for Credit Losses at December 31, 2012

In millions of dollars	Corporate	Consumer	Total
Allowance for loan losses at beginning of period	$2,879	$27,236	$30,115
Charge-offs	(640)	(16,365)	(17,005)
Recoveries	417	2,357	2,774
Replenishment of net charge-offs	223	14,008	14,231
Net reserve build (releases)	2	(1,910)	(1,908)
Net specific reserve releases	(138)	(1,727)	(1,865)
Other	33	(920)	(887)
Ending balance	$2,776	$22,679	$25,455